Goodwill - Carrying Amount of Goodwill Allocated to Cash-generating Unit (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)		Jan. 01, 2017 CNY (¥)	[1]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 31,784	¥ 212,636	$ 31,784	¥ 212,636	[1]	¥ 212,636
Guangxi Yuchai Machinery Company Lmited [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 31,784	¥ 212,636		¥ 212,636

[1]	Restated